Short-Term investments and deposits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of short-term investments and deposits [Abstract]
Schedule of Short-Term Investments and Deposits

	As at December 31
	2017	2016
	$ thousands
Restricted cash and short-term deposits (1)	7,085	89,475
Other	59	70
	7,144	89,545

(1)	As at December 31, 2017, it mainly corresponds to the amount held in escrow account as collateral for contractual obligations, see note 20.B(a). It earns interest at a market interest rate of 0.07%